August 20, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Attention: Filings – Rule 497(e)

Re:	The Dreyfus/Laurel Funds Trust
-Dreyfus Premier Equity Income Fund

1933 Act File No.: 33-43846
1940 Act File No.: 811-524
CIK No.: 053808

Dear Sir/Madam,

     On August 19, 2008, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), The Dreyfus/Laurel Funds Trust (the “Trust”) transmitted a Supplement, dated August 19, 2008, to be attached to the Prospectus of Dreyfus Premier Global Equity Income Fund, a series of the Trust, dated March 1, 2008. Such filing was transmitted and filed with the Securities and Exchange Commission with Accession Number: 0000053808-08-000041.

     Although the above-referenced Supplement pertained to Dreyfus Premier Global Equity Income Fund, the filing was inadvertently transmitted and filed on behalf of another series of the Trust, Dreyfus Premier Equity Income Fund. As instructed by your office, to rectify this matter, we are transmitting this filing pursuant to Rule 497(e) under the 1933 Act. A separate filing pursuant to Rule 497(e) under the 1933 Act to file the above-referenced Supplement was transmitted and filed correctly on behalf of Dreyfus Premier Global Equity Income Fund on August 19, 2008 with Accession Number: 0000053808-08-000042.

      Please direct any questions or comments to the attention of the undersigned at (212) 922-8297.

Sincerely,

/s/ Tanya Philepoua
Tanya Philepoua
Legal Assistant

TP/
Enclosures